                             [LOGO OF NATIONWIDE]

                                  NATIONWIDE/(R)/
                                  VLI SEPARATE
                                    ACCOUNT-3

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2413-12/04

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    American Century VP - Balanced Fund - Class I (ACVPBal)
      45,608 shares (cost $319,329) .............................................................  $    332,024
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      11,462 shares (cost $111,140) .............................................................        87,796
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      7,032 shares (cost $50,241) ...............................................................        51,474
    American Century VP - International Fund - Class I (ACVPInt)
      11,130 shares (cost $90,495) ..............................................................        81,807
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
      1,815 shares (cost $16,050) ...............................................................        18,442
    American Century VP - Value Fund - Class I (ACVPVal)
      23,611 shares (cost $166,010) .............................................................       206,597
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      1,650 shares (cost $20,036) ...............................................................        18,394
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      3,861 shares (cost $38,680) ...............................................................        38,801
    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      5,530 shares (cost $76,950) ...............................................................        84,614
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      364 shares (cost $4,971) ..................................................................         5,668
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      5,123 shares (cost $166,393) ..............................................................       128,954
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      17,352 shares (cost $528,098) .............................................................       535,995
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      2,774 shares (cost $96,719) ...............................................................        98,649
    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      1,757 shares (cost $37,126) ...............................................................        37,592
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      741 shares (cost $8,628) ..................................................................         8,651
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      16,325 shares (cost $377,969) .............................................................       414,158
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
      20,949 shares (cost $927,334) .............................................................       670,591
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
      10,055 shares (cost $79,892) ..............................................................        70,382
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      2,921 shares (cost $42,888) ...............................................................        51,170
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      2,581 shares (cost $36,770) ...............................................................        38,326
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
      23,893 shares (cost $559,841) .............................................................       636,031
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      1,687 shares (cost $23,021) ...............................................................        27,116

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      671 shares (cost $8,840) ..................................................................  $      9,461
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
      576 shares (cost $6,673) ..................................................................         7,379
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
      390 shares (cost $4,029) ..................................................................         4,166
    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
      927 shares (cost $9,331) ..................................................................        10,436
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      145,940 shares (cost $1,697,505) ..........................................................     1,695,818
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      314,636 shares (cost $5,272,268) ..........................................................     3,385,483
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
      1,302 shares (cost $13,177) ...............................................................        14,998
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
      1,469 shares (cost $15,117) ...............................................................        15,349
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
      13,870 shares (cost $147,028) .............................................................       156,181
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
      14,573 shares (cost $148,208) .............................................................       167,885
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
      16,751 shares (cost $158,934) .............................................................       182,752
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      430,820 shares (cost $430,820) ............................................................       430,820
    Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
      1,055,083 shares (cost $13,947,816) .......................................................    11,743,076
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
      449 shares (cost $5,865) ..................................................................         6,185
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      24,242 shares (cost $261,944) .............................................................       305,935
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      11,502 shares (cost $233,595) .............................................................       264,089
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
      405 shares (cost $4,304) ..................................................................         4,684
    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
      91,176 shares (cost $1,127,374) ...........................................................       878,937
    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      11,307 shares (cost $130,028) .............................................................       137,385
    Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      2,088 shares (cost $30,350) ...............................................................        33,755
    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
      820 shares (cost $11,056) .................................................................        10,509
    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      6,203 shares (cost $99,201) ...............................................................       113,630
    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      2,860 shares (cost $32,018) ...............................................................        32,890
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      7,036 shares (cost $281,515) ..............................................................       260,246
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      5,590 shares (cost $122,967) ..............................................................       164,966

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued


    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      2,861 shares (cost $42,050) ...............................................................  $     49,630
    Strong Opportunity Fund II, Inc. (StOpp2)
      6,991 shares (cost $138,057)  .............................................................       156,954
    Strong VIF - Strong Discovery Fund II (StDisc2)
      2,609 shares (cost $30,641)  ..............................................................        38,224
    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      1,302 shares (cost $15,654)  ..............................................................        17,362
    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      4,465 shares (cost $41,383)  ..............................................................        67,910
    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      675 shares (cost $8,864)  .................................................................        12,388
    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
      2,855 shares (cost $21,330)  ..............................................................        25,379
    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      7,148 shares (cost $100,271)  .............................................................       146,393
                                                                                                   ------------
        Total Investments .......................................................................    24,194,487
  Accounts Receivable ...........................................................................           329
                                                                                                   ------------
        Total Assets ............................................................................    24,194,816
Accounts Payable ................................................................................             -
                                                                                                   ------------
Contract Owners Equity (note 7) .................................................................  $ 24,194,816
                                                                                                   ============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                   Total        ACVPBal      ACVPCapAp     ACVPIncGr      ACVPInt
                                                    -----------   -----------   -----------   -----------   -----------
  Reinvested dividends ...........................  $   321,526         5,192             -           678           384
  Mortality and expense risk charges (note 3) ....     (159,502)       (2,182)         (590)         (316)         (472)
                                                    -----------   -----------   -----------   -----------   -----------
    Net investment income (loss) .................      162,024         3,010          (590)          362           (88)
                                                    -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual fund shares sold ..........    3,027,270        23,867        11,508         2,887         5,624
  Cost of mutual fund shares sold ................   (3,490,256)      (26,211)      (28,000)       (3,210)       (9,451)
                                                    -----------   -----------   -----------   -----------   -----------
    Realized gain (loss) on investments ..........     (462,986)       (2,344)      (16,492)         (323)       (3,827)
  Change in unrealized gain (loss) on
    investments ..................................    2,131,910        26,961        22,978         5,610        13,941
                                                    -----------   -----------   -----------   -----------   -----------
    Net gain (loss) on investments ...............    1,668,924        24,617         6,486         5,287        10,114
                                                    -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .......................       95,746             -             -             -             -
                                                    -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................  $ 1,926,694        27,627         5,896         5,649        10,026
                                                    ===========   ===========   ===========   ===========   ===========

Investment activity:                                 ACVPUltra      ACVPVal       CSGPVen
                                                    -----------   -----------   -----------
  Reinvested dividends ...........................            -         1,720             -
  Mortality and expense risk charges (note 3) ....          (92)       (1,080)         (110)
                                                    -----------   -----------   -----------
    Net investment income (loss) .................          (92)          640          (110)
                                                    -----------   -----------   -----------
  Proceeds from mutual fund shares sold ..........           90         8,497         2,554
  Cost of mutual fund shares sold ................          (78)       (7,101)       (5,418)
                                                    -----------   -----------   -----------
    Realized gain (loss) on investments ..........           12         1,396        (2,864)
  Change in unrealized gain (loss) on
   investments ...................................        1,710        20,554         5,677
                                                    -----------   -----------   -----------
    Net gain (loss) on investments ...............        1,722        21,950         2,813
                                                    -----------   -----------   -----------
  Reinvested capital gains .......................            -         1,334             -
                                                    -----------   -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................        1,630        23,924         2,703
                                                    ===========   ===========   ===========

Investment activity:                                 CSIntFoc      CSSmCapGr    DrySmCapIxS    DrySRGro       DryStkIx
                                                    -----------   -----------   -----------   -----------   -----------
  Reinvested dividends ...........................  $       370             -            20           498         9,218
  Mortality and expense risk charges (note 3) ....         (216)         (560)          (22)         (996)       (3,368)
                                                    -----------   -----------   -----------   -----------   -----------
    Net investment income (loss) .................          154          (560)           (2)         (498)        5,850
                                                    -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual fund shares sold ..........        5,193        10,359           945        29,848        44,423
  Cost of mutual fund shares sold ................       (9,828)      (13,898)         (673)      (49,686)      (56,136)
                                                    -----------   -----------   -----------   -----------   -----------
    Realized gain (loss) on investments ..........       (4,635)       (3,539)          272       (19,838)      (11,713)
  Change in unrealized gain (loss) on
   investments ...................................        9,244        10,420           243        26,388        54,087
                                                    -----------   -----------   -----------   -----------   -----------
    Net gain (loss) on investments ...............        4,609         6,881           515         6,550        42,374
                                                    -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .......................            -             -           112             -             -
                                                    -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................  $     4,763         6,321           625         6,052        48,224
                                                    ===========   ===========   ===========   ===========   ===========

Investment activity:                                 DryVIFApp    DryVIFGrInc    FedQualBd
                                                    -----------   -----------   -----------
  Reinvested dividends ...........................        1,626           432           258
  Mortality and expense risk charges (note 3) ....         (638)         (244)          (52)
                                                    -----------   -----------   -----------
    Net investment income (loss) .................          988           188           206
                                                    -----------   -----------   -----------
  Proceeds from mutual fund shares sold ..........        2,154         2,164         2,420
  Cost of mutual fund shares sold ................       (2,410)       (2,613)       (2,302)
                                                    -----------   -----------   -----------
    Realized gain (loss) on investments ..........         (256)         (449)          118
  Change in unrealized gain (loss) on
   investments ...................................        3,322         2,717          (151)
                                                    -----------   -----------   -----------
    Net gain (loss) on investments ...............        3,066         2,268           (33)
                                                    -----------   -----------   -----------
  Reinvested capital gains .......................            -             -            56
                                                    -----------   -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................        4,054         2,456           229
                                                    ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   FidVIPEI       FidVIPGr       FidVIPHI       FidVIPOv
                                                    -------------  -------------  -------------  -------------
  Reinvested dividends ...........................  $       6,038          1,870          5,244            680
  Mortality and expense risk charges (note 3) ....         (2,354)        (4,650)          (420)          (344)
                                                    -------------  -------------  -------------  -------------
    Net investment income (loss) .................          3,684         (2,780)         4,824            336
                                                    -------------  -------------  -------------  -------------
  Proceeds from mutual fund shares sold ..........         52,307        107,192          5,465         17,266
  Cost of mutual fund shares sold ................        (55,694)      (179,606)        (8,936)       (24,887)
                                                    -------------  -------------  -------------  -------------
    Realized gain (loss) on investments ..........         (3,387)       (72,414)        (3,471)        (7,621)
                                                    -------------  -------------  -------------  -------------
  Change in unrealized gain (loss)
   on investments ................................         38,726         90,522          4,359         13,718
                                                    -------------  -------------  -------------  -------------
    Net gain (loss) on investments ...............         35,339         18,108            888          6,097
                                                    -------------  -------------  -------------  -------------
  Reinvested capital gains .......................          1,442              -              -              -
                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............  $      40,465         15,328          5,712          6,433
                                                    =============  =============  =============  =============

Investment activity:                                   FidVIPAM      FidVIPCon      FidVIPGrOp     FidVIPValS
                                                    -------------  -------------  -------------  -------------
  Reinvested dividends ...........................          1,376          1,916            128              -
  Mortality and expense risk charges (note 3) ....           (250)        (3,628)          (150)           (58)
                                                    -------------  -------------  -------------  -------------
    Net investment income (loss) .................          1,126         (1,712)           (22)           (58)
                                                    -------------  -------------  -------------  -------------
  Proceeds from mutual fund shares sold ..........         15,615         64,457            246            473
  Cost of mutual fund shares sold ................        (18,382)       (69,472)          (213)          (457)
                                                    -------------  -------------  -------------  -------------
    Realized gain (loss) on investments ..........         (2,767)        (5,015)            33             16
  Change in unrealized gain (loss)
   on investments ................................          3,436         89,100          1,666            597
                                                    -------------  -------------  -------------  -------------
    Net gain (loss) on investments ...............            669         84,085          1,699            613
                                                    -------------  -------------  -------------  -------------
  Reinvested capital gains .......................              -              -              -             14
                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............          1,795         82,373          1,677            569
                                                    =============  =============  =============  =============

Investment activity:                                   GVITGlFin1       GVITGlHlth       GVITGlUtl1       GVITGvtBd
                                                     -------------    -------------    -------------    -------------
  Reinvested dividends ...........................   $          62                -               82           93,856
  Mortality and expense risk charges (note 3) ....             (28)             (34)             (32)         (11,690)
                                                     -------------    -------------    -------------    -------------
    Net investment income (loss) .................              34              (34)              50           82,166
                                                     -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ..........             593            2,674              987          227,663
  Cost of mutual fund shares sold ................            (508)          (2,723)            (925)        (227,573)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........              85              (49)              62               90
  Change in unrealized gain (loss)
   on investments ................................             678              311            1,105          (73,024)
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............             763              262            1,167          (72,934)
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................             372               18              436           33,856
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $       1,169              246            1,653           43,088
                                                     =============    =============    =============    =============

Investment activity:                                   GVITGrowth       GVITIDAgg        GVITIDCon        GVITIDMod
                                                     -------------    -------------    -------------    -------------
  Reinvested dividends ...........................          10,616              230              532            2,462
  Mortality and expense risk charges (note 3) ....         (22,592)            (114)            (110)            (746)
                                                     -------------    -------------    -------------    -------------
    Net investment income (loss) .................         (11,976)             116              422            1,716
                                                     -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ..........         282,956            3,273           35,272           35,894
  Cost of mutual fund shares sold ................        (355,479)          (2,968)         (34,942)         (30,063)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........         (72,523)             305              330            5,831
  Change in unrealized gain (loss)
   on investments ................................         321,339              958              219              346
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............         248,816            1,263              549            6,177
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................               -              338              150              702
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............         236,840            1,717            1,121            8,595
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                        6

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                  GVITIDModAgg     GVITIDModCon      GVITMyMkt        GVITNWFund
                                                     -------------    -------------    -------------    -------------
  Reinvested dividends ...........................   $       2,462            3,780            4,004          145,524
  Mortality and expense risk charges (note 3) ....            (864)            (912)          (3,004)         (79,260)
                                                     -------------    -------------    -------------    -------------
    Net investment income (loss) .................           1,598            2,868            1,000           66,264
                                                     -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ..........          11,684           14,093          466,647        1,046,405
  Cost of mutual fund shares sold ................          (9,413)         (12,454)        (466,647)      (1,194,411)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........           2,271            1,639                -         (148,006)
  Change in unrealized gain (loss)
   on investments ................................           9,142            5,605                -        1,059,373
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............          11,413            7,244                -          911,367
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................           2,010            1,122                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $      15,021           11,234            1,000          977,631
                                                     =============    =============    =============    =============

Investment activity:                                    GVITLead       GVITSmCapVal      GVITSmComp       GVITUSGro
                                                     -------------    -------------    -------------    -------------
  Reinvested dividends ...........................              22                -                -                -
  Mortality and expense risk charges (note 3) ....             (32)          (1,804)          (1,680)             (34)
                                                     -------------    -------------    -------------    -------------
    Net investment income (loss) .................             (10)          (1,804)          (1,680)             (34)
                                                     -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ..........          12,134           56,043           32,970            4,757
  Cost of mutual fund shares sold ................         (10,546)         (50,243)         (32,813)          (4,146)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........           1,588            5,800              157              611
  Change in unrealized gain (loss)
   on investments ................................            (706)          17,265           13,492             (218)
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............             882           23,065           13,649              393
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................              86           21,204           29,654              166
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............             958           42,465           41,623              525
                                                     =============    =============    =============    =============

Investment activity:                                    NBAMTBal         NBAMTGro        NBAMTGuard       NBAMTLMat
                                                     -------------    -------------    -------------    -------------
  Reinvested dividends ...........................   $      10,258                -               40              370
  Mortality and expense risk charges (note 3) ....          (5,886)            (950)            (212)             (86)
                                                     -------------    -------------    -------------    -------------
    Net investment income (loss) .................           4,372             (950)            (172)             284
                                                     -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ..........         101,304           37,193            2,580            6,047
  Cost of mutual fund shares sold ................        (169,854)         (47,061)          (2,751)          (6,073)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........         (68,550)          (9,868)            (171)             (26)
  Change in unrealized gain (loss)
   on investments ................................         134,270           31,155            4,851             (241)
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............          65,720           21,287            4,680             (267)
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $      70,092           20,337            4,508               17
                                                     =============    =============    =============    =============

Investment activity:                                   NBAMTPart         OppBdFd          OppCapAp         OppGlSec
                                                     -------------    -------------    -------------    -------------
  Reinvested dividends ...........................              10            1,298              804            2,008
  Mortality and expense risk charges (note 3) ....            (630)            (218)          (1,708)          (1,040)
                                                     -------------    -------------    -------------    -------------
    Net investment income (loss) .................            (620)           1,080             (904)             968
                                                     -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ..........          16,208            7,293           46,164           50,767
  Cost of mutual fund shares sold ................         (19,686)          (6,686)         (66,836)         (51,343)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........          (3,478)             607          (20,672)            (576)
  Change in unrealized gain (loss)
   on investments ................................          19,623             (180)          36,680           23,855
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............          16,145              427           16,008           23,279
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............          15,525            1,507           15,104           24,247
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                        7

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   OppMultStr         StOpp2          StDisc2          VEWrldBd
                                                     -------------    -------------    -------------    -------------
  Reinvested dividends ...........................   $         482                -                -            1,400
  Mortality and expense risk charges (note 3) ....            (244)          (1,008)            (282)            (108)
                                                     -------------    -------------    -------------    -------------
    Net investment income (loss) .................             238           (1,008)            (282)           1,292
                                                     -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ..........           8,236           41,514           14,692            6,129
  Cost of mutual fund shares sold ................          (8,391)         (50,496)         (14,199)          (5,696)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........            (155)          (8,982)             493              433
  Change in unrealized gain (loss) on
   investments ...................................           3,892           33,471            4,051             (506)
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............           3,737           24,489            4,544              (73)
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $       3,975           23,481            4,262            1,219
                                                     =============    =============    =============    =============

Investment activity:                                   VEWrldEMkt       VEWrldHAs         VKEmMkt        VKUSRealEst
                                                     -------------    -------------    -------------    -------------
  Reinvested dividends ...........................             300               26            1,592            1,658
  Mortality and expense risk charges (note 3) ....            (396)             (64)            (176)            (766)
                                                     -------------    -------------    -------------    -------------
    Net investment income (loss) .................             (96)             (38)           1,416              892
                                                     -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ..........           5,724            5,796            2,328           25,696
  Cost of mutual fund shares sold ................          (5,612)          (4,466)          (1,912)         (18,678)
                                                     -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..........             112            1,330              416            7,018
  Change in unrealized gain (loss) on
   investments ...................................          13,378              907             (482)          25,476
                                                     -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...............          13,490            2,237              (66)          32,494
                                                     -------------    -------------    -------------    -------------
  Reinvested capital gains .......................               -                -              744            1,930
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          13,394            2,199            2,094           35,316
                                                     =============    =============    =============    =============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                 Total                            ACVPBal
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $     162,024           20,138            3,010            5,968
  Realized gain (loss) on investments ............        (462,986)      (1,092,047)          (2,344)         (16,278)
  Change in unrealized gain (loss)
   on investments ................................       2,131,910        5,790,267           26,961           61,204
  Reinvested capital gains .......................          95,746            3,704                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       1,926,694        4,722,062           27,627           50,894
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................       2,425,832        2,624,260           37,980           39,232
  Transfers between funds ........................               -                -           (2,338)          (1,746)
  Surrenders (note 6) ............................      (1,950,936)      (2,216,770)          (3,674)         (44,184)
  Death benefits (note 4) ........................        (100,574)        (192,735)            (732)          (1,267)
  Net policy repayments (loans) (note 5) .........         129,690          545,987           (3,734)           6,206
  Deductions for surrender charges
   (note 2d) .....................................               -          (10,020)               -             (200)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................      (2,063,090)      (2,099,235)         (35,690)         (36,070)
  Adjustments to maintain reserves ...............           2,264               59               69              (25)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................      (1,556,814)      (1,348,454)          (8,119)         (38,054)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............         369,880        3,373,608           19,508           12,840
Contract owners' equity beginning of period ......      23,824,936       20,451,328          312,578          299,738
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $  24,194,816       23,824,936          332,086          312,578
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................       1,361,984        1,158,106           19,095           18,887
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................         605,708          708,043            7,092           11,070
  Units redeemed .................................        (455,034)        (504,165)          (5,803)         (10,862)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................       1,512,658        1,361,984           20,384           19,095
                                                     =============    =============    =============    =============

                                                               ACVPCapAp                         ACVPIncGr
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................            (590)            (616)             362              229
  Realized gain (loss) on investments ............         (16,492)         (25,593)            (323)          (1,634)
  Change in unrealized gain (loss)
   on investments ................................          22,978           41,008            5,610           11,584
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           5,896           14,799            5,649           10,179
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           8,256            9,536            3,466            4,764
  Transfers between funds ........................          (1,584)          (2,178)               -              730
  Surrenders (note 6) ............................         (31,678)         (10,615)               -                -
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........          23,164            2,643              142              229
  Deductions for surrender charges
   (note 2d) .....................................               -              (48)               -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (5,182)          (7,050)          (4,886)          (4,437)
  Adjustments to maintain reserves ...............              37              (10)              38               (2)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          (6,987)          (7,722)          (1,240)           1,284
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          (1,091)           7,077            4,409           11,463
Contract owners' equity beginning
of period ........................................          88,917           81,840           47,097           35,634
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          87,826           88,917           51,506           47,097
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................           6,453            6,451            4,485            4,351
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             615            2,040              730            1,841
  Units redeemed .................................          (1,028)          (2,038)            (845)          (1,707)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           6,040            6,453            4,370            4,485
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                        9

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                ACVPInt                          ACVPUltra
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $         (88)              (5)             (92)             (17)
  Realized gain (loss) on investments ............          (3,827)          (5,968)              12              330
  Change in unrealized gain (loss)
   on investments ................................          13,941           18,626            1,710              702
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................          10,026           12,653            1,630            1,015
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           9,062            9,858            4,614              602
  Transfers between funds ........................           3,792           (2,954)               -           12,192
  Surrenders (note 6) ............................               -             (306)               -                -
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........          (2,872)            (567)              (6)             (69)
  Deductions for surrender charges
   (note 2d) .....................................               -               (1)               -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (5,988)          (5,554)          (1,226)            (415)
  Adjustments to maintain reserves ...............              38                2               12               (4)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           4,032              478            3,394           12,306
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          14,058           13,131            5,024           13,321
Contract owners' equity beginning of period ......          67,784           54,653           13,433              112
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $      81,842           67,784           18,457           13,433
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................           5,729            4,448            1,365               14
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           1,291            4,506              464            2,660
  Units redeemed .................................            (970)          (3,225)            (127)          (1,309)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           6,050            5,729            1,702            1,365
                                                     =============    =============    =============    =============

                                                                ACVPVal                           CSGPVen
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................             640              503             (110)             (88)
  Realized gain (loss) on investments ............           1,396             (984)          (2,864)          (2,984)
  Change in unrealized gain (loss)
   on investments ................................          20,554           35,879            5,677            7,902
  Reinvested capital gains .......................           1,334                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................          23,924           35,398            2,703            4,830
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................          12,540           12,587            2,184            2,463
  Transfers between funds ........................          18,922            2,925                -            1,526
  Surrenders (note 6) ............................            (548)          (8,683)          (4,112)            (959)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........            (286)           2,515            2,422               56
  Deductions for surrender charges
   (note 2d) .....................................               -              (39)               -               (4)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................         (11,028)          (8,733)          (1,228)          (1,133)
  Adjustments to maintain reserves ...............              36               (6)               7                -
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          19,636              566             (727)           1,949
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          43,560           35,964            1,976            6,779
Contract owners' equity beginning of period ......         163,063          127,099           16,422            9,643
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............         206,623          163,063           18,398           16,422
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................          12,289            9,786            1,581            1,324
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           4,909            6,982              243            1,172
  Units redeemed .................................          (2,246)          (4,479)            (308)            (915)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          14,952           12,289            1,516            1,581
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       10

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                CSIntFoc                         CSSmCapGr
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $         154              (49)            (560)            (468)
  Realized gain (loss) on investments ............          (4,635)          (4,180)          (3,539)         (46,963)
  Change in unrealized gain (loss)
   on investments ................................           9,244           12,668           10,420           72,449
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           4,763            8,439            6,321           25,018
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
  contract owners (note 6) .......................           6,472            5,369           26,278           10,782
  Transfers between funds ........................               -                -            4,678          (19,537)
  Surrenders (note 6) ............................               -           (3,513)         (27,480)          (4,906)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........          (3,052)             (78)          20,022              481
  Deductions for surrender charges (note 2d) .....               -              (16)               -              (22)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (2,708)          (2,871)          (6,100)          (7,714)
  Adjustments to maintain reserves ...............              40               (8)              20                -
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................             752           (1,117)          17,418          (20,916)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           5,515            7,322           23,739            4,102
Contract owners' equity beginning of period ......          33,318           25,996           60,896           56,794
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $      38,833           33,318           84,635           60,896
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................           3,220            3,276            4,151            5,028
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           1,247            1,194            2,073            2,243
  Units redeemed .................................          (1,151)          (1,250)            (860)          (3,120)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           3,316            3,220            5,364            4,151
                                                     =============    =============    =============    =============

                                                              DrySmCapIxS                         DrySRGro
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................              (2)              (9)            (498)            (882)
  Realized gain (loss) on investments ............             272              143          (19,838)         (22,981)
  Change in unrealized gain (loss)
   on investments ................................             243              449           26,388           53,793
  Reinvested capital gains .......................             112               13                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             625              596            6,052           29,930
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
  contract owners (note 6) .......................           1,210            1,209           13,940           16,850
  Transfers between funds ........................           1,650              (38)          (8,316)         (15,909)
  Surrenders (note 6) ............................               -                -           (8,362)         (16,618)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........             (70)            (264)          (5,194)           8,931
  Deductions for surrender charges (note 2d) .....               -                -                -              (75)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................            (246)            (114)         (11,594)         (11,539)
  Adjustments to maintain reserves ...............              15               (2)              54               21
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           2,559              791          (19,472)         (18,339)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           3,184            1,387          (13,420)          11,591
Contract owners' equity beginning of period ......           2,494            1,107          142,427          130,836
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............           5,678            2,494          129,007          142,427
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................             239              145            7,813            7,893
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             248              134            3,807            2,617
  Units redeemed .................................             (37)             (40)          (3,730)          (2,697)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................             450              239            7,890            7,813
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       11

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                DryStkIx                         DryVIFApp
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $       5,850            3,133              988              594
  Realized gain (loss) on investments ............         (11,713)         (60,519)            (256)            (545)
  Change in unrealized gain (loss)
   on investments ................................          54,087          170,887            3,322           15,355
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          48,224          113,501            4,054           15,404
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................          50,764           72,906           12,374            8,039
  Transfers between funds ........................           1,614           (2,044)               -           14,148
  Surrenders (note 6) ............................         (28,050)        (199,509)               -             (363)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........          13,752           83,064              (16)             223
  Deductions for surrender charges (note 2d) .....               -             (902)               -               (2)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................         (34,422)         (38,648)          (8,456)          (6,678)
  Adjustments to maintain reserves ...............              74               12               27               (3)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           3,732          (85,121)           3,929           15,364
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          51,956           28,380            7,983           30,768
Contract owners' equity beginning of period ......         484,113          455,733           90,689           59,921
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $     536,069          484,113           98,672           90,689
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................          28,615           24,475            7,807            5,643
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................          12,633           18,717            2,752            3,964
  Units redeemed .................................          (6,970)         (14,577)          (2,035)          (1,800)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          34,278           28,615            8,524            7,807
                                                     =============    =============    =============    =============

                                                               DryVIFGrInc                       FedQualBd
                                                     ------------------------------    ------------------------------
Investment activity:                                          2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................             188               14              206              174
  Realized gain (loss) on investments ............            (449)            (473)             118               48
  Change in unrealized gain (loss)
   on investments ................................           2,717            6,523             (151)              31
  Reinvested capital gains .......................               -                -               56                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           2,456            6,064              229              253
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           3,958            3,208            3,038              425
  Transfers between funds ........................           4,744                -           (1,936)           4,503
  Surrenders (note 6) ............................               -                -                -             (580)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........              20              186                -                -
  Deductions for surrender charges (note 2d) .....               -                -                -               (3)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (3,388)          (2,891)            (414)            (785)
  Adjustments to maintain reserves ...............              19               (3)              23               (1)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           5,353              500              711            3,559
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           7,809            6,564              940            3,812
Contract owners' equity beginning of period ......          29,792           23,228            7,727            3,915
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          37,601           29,792            8,667            7,727
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................           2,458            2,407              694              365
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           1,330              356              490              400
  Units redeemed .................................            (702)            (305)            (432)             (71)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           3,086            2,458              752              694
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       12

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPEI                          FidVIPGr
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $       3,684            3,775           (2,780)          (3,409)
  Realized gain (loss) on investments ............          (3,387)          (8,439)         (72,414)        (133,650)
  Change in unrealized gain (loss) on investments           38,726           95,452           90,522          338,181
  Reinvested capital gains .......................           1,442                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          40,465           90,788           15,328          201,122
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................          26,292           31,284           67,066           75,893
  Transfers between funds ........................          11,768             (757)          (5,914)         (11,360)
  Surrenders (note 6) ............................         (30,224)         (17,142)         (61,464)        (177,427)
  Death benefits (note 4) ........................               -                -           (1,370)               -
  Net policy repayments (loans) (note 5) .........           1,176            3,137           (3,486)          51,015
  Deductions for surrender charges (note 2d) .....               -              (77)               -             (802)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................         (32,488)         (36,436)         (69,746)         (71,658)
  Adjustments to maintain reserves ...............              79               15               68              (10)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................         (23,397)         (19,976)         (74,846)        (134,349)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          17,068           70,812          (59,518)          66,773
Contract owners' equity beginning of period ......         397,172          326,360          730,168          663,395
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $     414,240          397,172          670,650          730,168
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................          25,791           14,448           37,677           27,394
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           5,921           18,124           16,821           22,907
  Units redeemed .................................          (5,288)          (6,781)         (13,688)         (12,624)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          26,424           25,791           40,810           37,677
                                                     =============    =============    =============    =============

                                                                FidVIPHI                          FidVIPOv
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................           4,824            3,639              336               28
  Realized gain (loss) on investments ............          (3,471)          (5,228)          (7,621)          (3,770)
  Change in unrealized gain (loss) on investments            4,359           15,036           13,718           19,629
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           5,712           13,447            6,433           15,887
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           3,680            9,136            4,560            3,046
  Transfers between funds ........................          (1,150)               -           (1,940)           7,068
  Surrenders (note 6) ............................               -           (2,938)            (190)          (1,436)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........           2,138             (563)         (12,756)              91
  Deductions for surrender charges (note 2d) .....               -              (13)               -               (6)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (4,848)          (4,670)          (3,854)          (3,266)
  Adjustments to maintain reserves ...............              39                5               22               12
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................            (141)             957          (14,158)           5,509
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           5,571           14,404           (7,725)          21,396
Contract owners' equity beginning of period ......          64,844           50,440           58,919           37,523
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          70,415           64,844           51,194           58,919
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................           3,372            3,072            3,671            3,278
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           2,272              913            2,252              719
  Units redeemed .................................          (1,382)            (613)          (2,393)            (326)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           4,262            3,372            3,530            3,671
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       13

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPAM                         FidVIPCon
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $       1,126            1,349           (1,712)          (1,279)
  Realized gain (loss) on investments ............          (2,767)          (2,920)          (5,015)         (17,643)
  Change in unrealized gain (loss) on investments            3,436            8,360           89,100          160,942
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           1,795            6,789           82,373          142,020
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             496              768           36,302           29,184
  Transfers between funds ........................               -                -           41,244           32,954
  Surrenders (note 6) ............................         (11,564)               -          (46,836)        (213,202)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........          10,994           (7,187)          17,384           (3,251)
  Deductions for surrender charges (note 2d) .....               -                -                -             (964)
  Redemptions to pay cost of insurance
  charges and administration charges
   (notes 2b and 2c) .............................          (3,930)          (3,916)         (32,984)         (32,719)
  Adjustments to maintain reserves ...............              52               (1)              26               15
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          (3,952)         (10,336)          15,136         (187,983)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          (2,157)          (3,547)          97,509          (45,963)
Contract owners' equity beginning of period ......          40,536           44,083          538,545          584,508
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $      38,379           40,536          636,054          538,545
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................           3,407            2,019           32,682           34,909
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           1,096            3,943           12,658           17,645
  Units redeemed .................................          (1,455)          (2,555)          (6,532)         (19,872)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           3,048            3,407           38,808           32,682
                                                     =============    =============    =============    =============

                                                               FidVIPGrOp                        FidVIPValS
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................             (22)             (17)             (58)               -
  Realized gain (loss) on investments ............              33           (3,994)              16                -
  Change in unrealized gain (loss) on investments            1,666            7,821              597               25
  Reinvested capital gains .......................               -                -               14                7
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           1,677            3,810              569               32
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           3,470            2,338              842               19
  Transfers between funds ........................               -           12,192            7,508            1,063
  Surrenders (note 6) ............................               -           (5,072)               -                -
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........               -            3,469              (22)               -
  Deductions for surrender charges (note 2d) .....               -              (23)               -                -
  Redemptions to pay cost of insurance
  charges and administration charges
   (notes 2b and 2c) .............................          (2,090)          (1,578)            (542)              (9)
  Adjustments to maintain reserves ...............              25                7               12               (6)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           1,405           11,333            7,798            1,067
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           3,082           15,143            8,367            1,099
Contract owners' equity beginning of period ......          24,062            8,919            1,099                -
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          27,144           24,062            9,466            1,099
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................           2,359            1,163               94                -
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             423            2,796              688               95
  Units redeemed .................................            (286)          (1,600)             (66)              (1)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           2,496            2,359              716               94
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       14

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITGIFin1                        GVITGIHIth
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $          34                1              (34)             (21)
  Realized gain (loss) on investments ............              85                -              (49)              92
  Change in unrealized gain (loss)on investments .             678               29              311               33
  Reinvested capital gains .......................             372               73               18              436
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           1,169              103              246              540
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             992              690            1,128            1,129
  Transfers between funds ........................           4,664                -            2,084            3,326
  Surrenders (note 6) ............................               -                -             (546)               -
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........              58                -               36           (1,569)
  Deductions for surrender charges (note 2d) .....               -                -                -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................            (284)             (17)          (2,756)          (1,610)
  Adjustments to maintain reserves ...............              19               (2)              26               (2)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           5,449              671              (28)           1,274
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           6,618              774              218            1,814
Contract owners' equity beginning of period ......             774                -            3,971            2,157
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $       7,392              774            4,189            3,971
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................              64                -              353              260
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             471               66              318              493
  Units redeemed .................................             (23)              (2)            (323)            (400)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................             512               64              348              353
                                                     =============    =============    =============    =============

                                                               GVITGIUtI1                        GVITGvtBd
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................              50                -           82,166           44,034
  Realized gain (loss) on investments ............              62                -               90           20,138
  Change in unrealized gain (loss)on investments .           1,105                -          (73,024)         (44,683)
  Reinvested capital gains .......................             436                -           33,856            2,533
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           1,653                -           43,088           22,022
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           1,940                -          170,928          179,330
  Transfers between funds ........................           7,816                -          (34,864)         (24,999)
  Surrenders (note 6) ............................               -                -          (86,930)        (200,708)
  Death benefits (note 4) ........................               -                -          (35,416)          (2,024)
  Net policy repayments (loans) (note 5) .........               -                -           11,674           81,543
  Deductions for surrender charges (note 2d) .....               -                -                -             (907)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................            (976)               -         (172,184)        (184,806)
  Adjustments to maintain reserves ...............              38                -               95               (5)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           8,818                -         (146,697)        (152,576)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          10,471                -         (103,609)        (130,554)
Contract owners' equity beginning of period ......               -                -        1,799,509        1,930,063
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          10,471                -        1,695,900        1,799,509
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................               -                -          102,210           87,635
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             840                -           51,014           60,629
  Units redeemed .................................             (82)               -          (38,866)         (46,054)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................             758                -          114,358          102,210
                                                     =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITGrowth                        GVITIDAgg
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $     (11,976)         (20,642)             116               58
  Realized gain (loss) on investments ............         (72,523)         (94,488)             305               (5)
  Change in unrealized gain (loss) on investments          321,339          896,644              958            1,283
  Reinvested capital gains .......................               -                -              338              164
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         236,840          781,514            1,717            1,500
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................         481,462          513,430            2,686            1,717
  Transfers between funds ........................         (41,086)         (82,528)               -            9,167
  Surrenders (note 6) ............................        (206,806)        (240,223)          (3,140)               -
  Death benefits (note 4) ........................         (17,308)               -                -                -
  Net policy repayments (loans) (note 5) .........          11,444           53,187                -                -
  Deductions for surrender charges (note 2d) .....               -           (1,086)               -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................        (342,638)        (328,716)          (1,102)            (686)
  Adjustments to maintain reserves ...............             132               15                9                3
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................        (114,800)         (85,921)          (1,547)          10,201
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............         122,040          695,593              170           11,701
Contract owners' equity beginning of period ......       3,263,549        2,567,956           14,835            3,134
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $   3,385,589        3,263,549           15,005           14,835
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................         238,060          225,890            1,370              379
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................          72,469          101,615              242            1,066
  Units redeemed .................................         (67,339)         (89,445)            (388)             (75)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................         243,190          238,060            1,224            1,370
                                                     =============    =============    =============    =============

                                                               GVITIDCon                         GVITIDMod
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................             422              396            1,716              578
  Realized gain (loss) on investments ............             330            1,680            5,831              (44)
  Change in unrealized gain (loss) on investments              219               14              346            8,866
  Reinvested capital gains .......................             150               10              702               34
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           1,121            2,100            8,595            9,434
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             288            4,384           12,034           17,088
  Transfers between funds ........................          13,384           (3,950)          49,888           60,140
  Surrenders (note 6) ............................               -                -                -             (926)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........               -                -                -                -
  Deductions for surrender charges (note 2d) .....               -                -                -               (4)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (1,068)          (1,036)          (4,756)          (1,941)
  Adjustments to maintain reserves ...............              33               (3)              25                3
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          12,637             (605)          57,191           74,360
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          13,758            1,495           65,786           83,794
Contract owners' equity beginning of period ......           1,625              130           90,423            6,629
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          15,383            1,625          156,209           90,423
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................             152               13            8,343              730
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           1,322              443            5,384            7,913
  Units redeemed .................................             (98)            (304)            (465)            (300)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           1,376              152           13,262            8,343
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       16

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              GVITIDModAgg                      GVITIDModCon
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $       1,598              349            2,868            2,034
  Realized gain (loss) on investments ............           2,271           (6,433)           1,639               78
  Change in unrealized gain (loss) on investments            9,142           16,535            5,605           15,864
  Reinvested capital gains .......................           2,010                -            1,122              258
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          15,021           10,451           11,234           18,234
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................          24,488           15,969            5,314            2,917
  Transfers between funds ........................          46,080           32,822           16,746            5,773
  Surrenders (note 6) ............................               -           (1,148)               -                -
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........             286             (396)               -                -
  Deductions for surrender charges (note 2d) .....               -               (5)               -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................         (13,208)          (7,465)          (8,590)          (8,097)
  Adjustments to maintain reserves ...............               1                6               28                3
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          57,647           39,783           13,498              596
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          72,668           50,234           24,732           18,830
Contract owners' equity beginning of period ......          95,237           45,003          158,047          139,217
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $     167,905           95,237          182,779          158,047
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................           8,766            5,211           14,569           14,546
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           6,719            4,724            2,081           12,613
  Units redeemed .................................          (1,605)          (1,169)            (842)         (12,590)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          13,880            8,766           15,808           14,569
                                                     =============    =============    =============    =============

                                                               GVITMyMkt                         GVITNWFund
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................           1,000           (1,067)          66,264          (21,970)
  Realized gain (loss) on investments ............               -                -         (148,006)        (267,072)
  Change in unrealized gain (loss) on investments                -                -        1,059,373        2,781,571
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           1,000           (1,067)         977,631        2,492,529
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................          12,346           27,978        1,127,080        1,236,285
  Transfers between funds ........................          (9,298)          48,469         (230,458)         (60,218)
  Surrenders (note 6) ............................        (428,148)          (8,561)        (772,674)        (680,858)
  Death benefits (note 4) ........................               -                -          (40,972)        (188,302)
  Net policy repayments (loans) (note 5) .........           1,134           44,538           83,418          163,756
  Deductions for surrender charges (note 2d) .....               -              (39)               -           (3,078)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................         (23,750)         (23,892)      (1,000,392)      (1,040,888)
  Adjustments to maintain reserves ...............               7              (25)             368              (19)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................        (447,709)          88,468         (833,630)        (573,322)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............        (446,709)          87,401          144,001        1,919,207
Contract owners' equity beginning of period ......         877,555          790,154       11,599,383        9,680,176
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............         430,846          877,555       11,743,384       11,599,383
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................          82,054           52,606          533,711          436,867
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           7,618           74,937          310,792          243,036
  Units redeemed .................................         (49,984)         (45,489)        (183,159)        (146,192)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          39,688           82,054          661,344          533,711
                                                     =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITLead                        GVITSmCapVal
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $         (10)             (29)          (1,804)          (1,394)
  Realized gain (loss) on investments ............           1,588               41            5,800           (8,875)
  Change in unrealized gain (loss) on investments             (706)           1,027           17,265           96,564
  Reinvested capital gains .......................              86                -           21,204                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             958            1,039           42,465           86,295
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             470                -           21,734           16,914
  Transfers between funds ........................          (3,124)           6,921           39,144           (3,010)
  Surrenders (note 6) ............................               -                -           (2,058)         (27,045)
  Death benefits (note 4) ........................               -                -             (782)               -
  Net policy repayments (loans) (note 5) .........              90              (19)         (18,446)          15,305
  Deductions for surrender charges (note 2d) .....               -                -                -             (122)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................            (296)            (266)         (19,646)         (16,874)
  Adjustments to maintain reserves ...............               5                5               32               (4)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          (2,855)           6,641           19,978          (14,836)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          (1,897)           7,680           62,443           71,459
Contract owners' equity beginning of period ......           8,084              404          243,521          172,062
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $       6,187            8,084          305,964          243,521
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................             773               48           16,364           16,264
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................              65              765           10,949            6,068
  Units redeemed .................................            (336)             (40)          (6,953)          (5,968)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................             502              773           20,360           16,364
                                                     =============    =============    =============    =============

                                                               GVITSmComp                        GVITUSGro
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................          (1,680)          (1,590)             (34)             (18)
  Realized gain (loss) on investments ............             157          (10,447)             611              157
  Change in unrealized gain (loss) on investments           13,492           84,535             (218)             637
  Reinvested capital gains .......................          29,654                -              166              176
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          41,623           72,498              525              952
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................          18,916           19,513            1,836            1,410
  Transfers between funds ........................          (8,500)           1,791              248               (2)
  Surrenders (note 6) ............................          (2,342)         (30,028)               -                -
  Death benefits (note 4) ........................            (722)               -                -                -
  Net policy repayments (loans) (note 5) .........          (9,982)           4,261              252              (83)
  Deductions for surrender charges (note 2d) .....               -             (136)               -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................         (13,630)         (13,626)            (824)            (765)
  Adjustments to maintain reserves ...............              46               13               24               (6)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................         (16,214)         (18,212)           1,536              554
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          25,409           54,286            2,061            1,506
Contract owners' equity beginning of period ......         238,729          184,443            2,643            1,137
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............         264,138          238,729            4,704            2,643
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................          11,784           10,670              214              139
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           4,466            4,641              472              181
  Units redeemed .................................          (3,424)          (3,527)            (340)            (106)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          12,826           11,784              346              214
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       18

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                NBAMTBal                          NBAMTGro
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $       4,372            8,452             (950)            (941)
  Realized gain (loss) on investments ............         (68,550)        (121,753)          (9,868)        (106,178)
  Change in unrealized gain (loss) on investments          134,270          235,722           31,155          141,127
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          70,092          122,421           20,337           34,008
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................          95,306          105,834           26,132           24,121
  Transfers between funds ........................          (6,224)         (11,482)         (14,898)          (4,981)
  Surrenders (note 6) ............................         (64,848)        (107,134)         (31,934)         (15,156)
  Death benefits (note 4) ........................            (688)          (1,142)               -                -
  Net policy repayments (loans) (note 5) .........         (10,610)           7,110           12,914           (1,948)
  Deductions for surrender charges (note 2d) .....               -             (484)               -              (69)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................         (79,324)         (84,599)         (12,796)         (13,730)
  Adjustments to maintain reserves ...............              90              (10)              32               14
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................         (66,298)         (91,907)         (20,550)         (11,749)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           3,794           30,514             (213)          22,259
Contract owners' equity beginning of period ......         875,213          844,699          137,628          115,369
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $     879,007          875,213          137,415          137,628
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................          55,047           53,702            8,611            7,684
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................          16,409           20,757            2,381            6,224
  Units redeemed .................................         (14,896)         (19,412)          (2,760)          (5,297)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          56,560           55,047            8,232            8,611
                                                     =============    =============    =============    =============

                                                               NBAMTGuard                        NBAMTLMat
                                                     ------------------------------    ------------------------------
Investment activity:                                      2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................            (172)              37              284              548
  Realized gain (loss) on investments ............            (171)            (131)             (26)              63
  Change in unrealized gain (loss) on investments            4,851            7,140             (241)            (455)
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           4,508            7,046               17              156
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           2,652            4,360            2,206            1,838
  Transfers between funds ........................             (24)              68           (1,984)           8,577
  Surrenders (note 6) ............................               -                -                -              (80)
  Death benefits (note 4) ........................            (636)               -                -                -
  Net policy repayments (loans) (note 5) .........              58              (19)          (2,832)            (137)
  Deductions for surrender charges (note 2d) .....               -                -                -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (3,282)          (3,066)          (1,084)          (1,481)
  Adjustments to maintain reserves ...............              28               (1)              (4)              14
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          (1,204)           1,342           (3,698)           8,731
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           3,304            8,388           (3,681)           8,887
Contract owners' equity beginning of period ......          30,476           22,088           14,195            5,308
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          33,780           30,476           10,514           14,195
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................           3,084            2,908              938              297
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             891            1,296              316              806
  Units redeemed .................................            (991)          (1,120)            (596)            (165)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           2,984            3,084              658              938
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       19

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               NBAMTPart                          OppBdFd
                                                     ------------------------------    ------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $        (620)            (647)           1,080              866
  Realized gain (loss) on investments ............          (3,478)          (8,801)             607               (9)
  Change in unrealized gain (loss)
  on investments .................................          19,623           36,825             (180)             338
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          15,525           27,377            1,507            1,195
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           4,044            6,541            2,910            8,763
  Transfers between funds ........................          17,208          (14,536)             690           13,064
  Surrenders (note 6) ............................         (13,038)          (3,769)          (1,100)            (805)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........             (74)             116             (162)             890
  Deductions for surrender charges
   (note 2d) .....................................               -              (17)               -               (4)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (5,080)          (5,238)          (2,780)          (3,264)
  Adjustments to maintain reserves                              33               (5)              25               18
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           3,093          (16,908)            (417)          18,662
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............          18,618           10,469            1,090           19,857
Contract owners' equity beginning
 of period .......................................          95,037           84,568           31,833           11,976
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $     113,655           95,037           32,923           31,833
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................           6,138            5,817            1,432              556
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           3,812            2,460            1,341            1,051
  Units redeemed .................................          (2,452)          (2,139)            (795)            (175)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           7,498            6,138            1,978            1,432
                                                     =============    =============    =============    =============

                                                                OppCapAp                          OppGISec
                                                     ------------------------------    ------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................            (904)            (894)             968              324
  Realized gain (loss) on investments ............         (20,672)         (42,688)            (576)         (50,950)
  Change in unrealized gain (loss)
   on investments ................................          36,680          106,545           23,855          100,368
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          15,104           62,963           24,247           49,742
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
  contract owners (note 6) .......................          20,578           23,832           12,010           17,987
  Transfers between funds ........................          14,896           (4,804)          11,840              547
  Surrenders (note 6) ............................         (22,792)         (51,700)          (4,862)         (83,957)
  Death benefits (note 4) ........................            (614)               -             (654)               -
  Net policy repayments (loans) (note 5) .........             792           10,152          (20,102)          24,475
  Deductions for surrender charges
   (note 2d) .....................................               -             (234)               -             (380)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................         (21,122)         (22,261)         (11,148)         (10,589)
  Adjustments to maintain reserves ...............              63                8               56                2
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          (8,199)         (45,007)         (12,860)         (51,915)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           6,905           17,956           11,387           (2,173)
Contract owners' equity beginning
 of period .......................................         253,394          235,438          153,630          155,803
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............         260,299          253,394          165,017          153,630
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................          19,834           21,283            9,312            9,621
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           8,575            9,215            3,507            5,415
  Units redeemed .................................          (7,713)         (10,664)          (3,815)          (5,724)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          20,696           19,834            9,004            9,312
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       20

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               OppMultStr                          StOpp2
                                                     ------------------------------    ------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $         238              992           (1,008)            (897)
  Realized gain (loss) on investments ............            (155)          (2,067)          (8,982)         (10,375)
  Change in unrealized gain (loss)
   on investments ................................           3,892           10,558           33,471           51,906
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................           3,975            9,483           23,481           40,634
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             654              999           12,770           16,969
  Transfers between funds ........................           6,344           (3,148)          18,064           (1,132)
  Surrenders (note 6) ............................               -           (4,874)         (36,006)         (13,530)
  Death benefits (note 4) ........................               -                -             (680)               -
  Net policy repayments (loans) (note 5) .........          (6,256)             (20)          11,574            2,219
  Deductions for surrender charges
   (note 2d) .....................................               -              (22)               -              (61)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (2,142)          (2,381)         (17,364)         (16,204)
  Adjustments to maintain reserves ...............              26                9               86               36
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          (1,374)          (9,437)         (11,556)         (11,703)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           2,601               46           11,925           28,931
Contract owners' equity beginning
 of period .......................................          47,055           47,009          145,126          116,195
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $      49,656           47,055          157,051          145,126
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................           3,777            2,397            6,070            4,966
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             234            2,986            4,665            3,444
  Units redeemed .................................            (703)          (1,606)          (3,475)          (2,340)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           3,308            3,777            7,260            6,070
                                                     =============    =============    =============    =============

                                                                 StDisc2                         StIntStk2
                                                     ------------------------------    ------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................            (282)            (224)               -             176
  Realized gain (loss) on investments ............             493             (324)               -         (16,440)
  Change in unrealized gain (loss)
   on investments ................................           4,051           10,368                -          15,762
  Reinvested capital gains .......................               -                -                -               -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................           4,262            9,820                -            (502)
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           4,904            4,551                -             579
  Transfers between funds ........................             302                -                -         (11,480)
  Surrenders (note 6) ............................         (11,046)          (2,736)               -               -
  Death benefits (note 4) ........................               -                -                -               -
  Net policy repayments (loans) (note 5) .........          13,472           (9,139)               -               -
  Deductions for surrender charges
   (note 2d) .....................................               -              (12)               -               -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (3,502)          (3,425)               -            (227)
  Adjustments to maintain reserves ...............              24              (13)               -              (7)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................           4,154          (10,774)               -         (11,135)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............           8,416             (954)               -         (11,637)
Contract owners' equity beginning
 of period .......................................          29,824           30,778                -          11,637
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          38,240           29,824                -               -
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................           1,237            1,629                -           2,043
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           1,299            1,362                -             102
  Units redeemed .................................            (866)          (1,754)               -          (2,145)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           1,670            1,237                -               -
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       21

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                VEWrldBd                         VEWrldEMkt
                                                     ------------------------------    ------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................   $       1,292              136              (96)            (270)
  Realized gain (loss) on investments ............             433            2,075              112           (8,628)
  Change in unrealized gain (loss)
   on investments ................................            (506)             981           13,378           27,800
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................           1,219            3,192           13,394           18,902
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
  contract owners (note 6) .......................           2,430            2,930            5,176            6,118
  Transfers between funds ........................          (3,364)          (6,291)           4,642            7,631
  Surrenders (note 6) ............................          (1,128)             (80)          (3,166)         (10,410)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........             626               (7)             510             (232)
  Deductions for surrender charges
   (note 2d) .....................................               -                -                -              (47)
  Redemptions to pay cost of insurance
  charges and administration charges
   (notes 2b and 2c) .............................            (686)          (1,577)          (4,600)          (4,124)
  Adjustments to maintain reserves ...............             (72)              (7)             (19)              (5)
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          (2,194)          (5,032)           2,543           (1,069)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............            (975)          (1,840)          15,937           17,833
Contract owners' equity beginning
 of period .......................................          16,861           18,701           51,641           33,808
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $      15,886           16,861           67,578           51,641
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................             955            1,163            5,019            5,445
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             782              401              953            2,264
  Units redeemed .................................            (715)            (609)            (720)          (2,690)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................           1,022              955            5,252            5,019
                                                     =============    =============    =============    =============

                                                                VEWrldHAs                         VKEmMkt
                                                     ------------------------------    ------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
  Net investment income (loss) ...................             (38)             (31)           1,416             (162)
  Realized gain (loss) on investments ............           1,330               25              416              680
  Change in unrealized gain (loss)
   on investments ................................             907            3,571             (482)           4,452
  Reinvested capital gains .......................               -                -              744                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................           2,199            3,565            2,094            4,970
                                                     -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
  contract owners (note 6) .......................           1,278            1,849            1,620              229
  Transfers between funds ........................             932              (10)             282            3,362
  Surrenders (note 6) ............................          (3,074)               -                -           (2,995)
  Death benefits (note 4) ........................               -                -                -                -
  Net policy repayments (loans) (note 5) .........             612             (694)              (4)              (7)
  Deductions for surrender charges
   (note 2d) .....................................               -                -                -              (14)
  Redemptions to pay cost of insurance
  charges and administration charges
   (notes 2b and 2c) .............................          (1,068)          (1,126)          (1,698)          (1,474)
  Adjustments to maintain reserves ...............              43               (2)              40                4
                                                     -------------    -------------    -------------    -------------
    Net equity transactions ......................          (1,277)              17              240             (895)
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............             922            3,582            2,334            4,075
Contract owners' equity beginning
 of period .......................................          11,489            7,907           23,085           19,010
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............          12,411           11,489           25,419           23,085
                                                     =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ................................             585              580            1,562            1,654
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................             387              168              608              275
  Units redeemed .................................            (334)            (163)            (532)            (367)
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................             638              585            1,638            1,562
                                                     =============    =============    =============    =============

                                                                     (Continued)
                                       22

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              VKUSRealEst
                                                     ------------------------------
Investment activity:                                     2004             2003
                                                     -------------    -------------
  Net investment income (loss) ...................   $         892             (613)
  Realized gain (loss) on investments ............           7,018            2,857
  Change in unrealized gain (loss)
   on investments ................................          25,476           23,834
  Reinvested capital gains .......................           1,930                -
                                                     -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................          35,316           26,078
                                                     -------------    -------------
Equity transactions:
  Purchase payments received from
  contract owners (note 6) .......................           8,676            8,508
  Transfers between funds ........................          25,828           (1,865)
  Surrenders (note 6) ............................          (1,116)         (22,594)
  Death benefits (note 4) ........................               -                -
  Net policy repayments (loans) (note 5) .........         (10,512)           2,438
  Deductions for surrender charges
   (note 2d) .....................................               -             (102)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (6,276)          (4,900)
  Adjustments to maintain reserves ...............              93               14
                                                     -------------    -------------
    Net equity transactions ......................          16,693          (18,501)
                                                     -------------    -------------
Net change in contract owners' equity ............          52,009            7,577
Contract owners' equity beginning
 of period .......................................          94,469           86,892
                                                     -------------    -------------
Contract owners' equity end of period ............   $     146,478           94,469
                                                     =============    =============
CHANGES IN UNITS:
  Beginning units ................................           4,549            4,327
                                                     -------------    -------------
  Units purchased ................................           2,271            3,589
  Units redeemed .................................          (1,110)          (3,367)
                                                     -------------    -------------
  Ending units ...................................           5,710            4,549
                                                     =============    =============

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;

                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Funds of Dreyfus Inc.;
                    Dreyfus Socially Responsible Growth Fund, Inc., The
                    (DrySRGro)
                    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)

               Portfolios of Federated Insurance Series (Federated IS);
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
                    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);

                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin1)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHIth)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGIUtI1) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
                    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class (OppGISec)
                    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)

               Strong Funds, Inc.;
                    Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

          At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)


          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.5% (reduced to 1.5% on any portion of the annual premium in excess of the break point premium) from each premium payment received.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50). Additionally, if the specified amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial specified amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, and declines in specified percentages to 0% after the end of the ninth policy year.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

          If a policy's specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Company, or from earnings thereon.

(3)  Asset Charges

     The Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80% of the daily net assets of the variable account, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $1,022,370 and $1,387,155, respectively, and total transfers from the Account to the fixed account were $936,388 and $869,683, respectively.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                             Contract                                                  Investment
                              Expense                   Unit           Contract          Income         Total
                               Rate*      Units      Fair Value     Owner's Equity       Ratio**       Return***
                              -------    --------   ------------   ----------------   ------------    ----------
Flexible Premium Policies-Years 10 and Over
  American Century VP - Balanced Fund - Class I
    2004 ..................      0.50%     11,932   $  11.842390   $        141,303           1.64%         9.23%
    2003 ..................      0.50%      8,417      10.841643             91,254           2.73%        18.86%
    2002 ..................      0.50%      3,656       9.121049             33,347           2.73%        -8.79% 05/17/02
  American Century VP - Capital Appreciation Fund - Class I
    2004 ..................      0.50%      2,518       9.792883             24,658           0.00%         7.05%
    2003 ..................      0.50%      2,550       9.148158             23,328           0.00%        19.87%
    2002 ..................      0.50%      1,379       7.631505             10,524           0.00%       -23.68% 05/17/02
  American Century VP - Income & Growth Fund - Class I
    2004 ..................      0.50%      2,346      11.777621             27,630           1.41%        12.43%
    2003 ..................      0.50%      2,121      10.475606             22,219           1.29%        28.71%
    2002 ..................      0.50%        771       8.139045              6,275           1.07%       -18.61% 05/17/02
  American Century VP - International Fund - Class I
    2004 ..................      0.50%      3,774      11.250564             42,460           0.53%        14.35%
    2003 ..................      0.50%      3,590       9.838638             35,321           0.75%        23.89%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004 ..................      0.50%      1,380      10.836686             14,955           0.00%        10.12%
    2003 ..................      0.50%      1,352       9.840479             13,304           0.00%        24.28%
  American Century VP - Value Fund - Class I
    2004 ..................      0.50%     12,530      12.352012            154,771           0.96%        13.76%
    2003 ..................      0.50%      8,593      10.857679             93,300           1.06%        28.32%
    2002 ..................      0.50%      2,747       8.461692             23,244           0.79%       -15.38% 05/17/02
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004 ..................      0.50%        966      11.935654             11,530           0.00%        17.40%
    2003 ..................      0.50%        885      10.166558              8,997           0.00%        46.92%
  Credit Suisse Trust - International Focus Portfolio
    2004 ..................      0.50%      2,394      11.532756             27,609           1.05%        14.17%
    2003 ..................      0.50%      1,887      10.101373             19,061           0.51%        32.43%
    2002 ..................      0.50%      1,145       7.627848              8,734           0.00%       -23.72% 05/17/02
  Credit Suisse Trust - Small Cap Growth Portfolio
    2004 ..................      0.50%      2,340      11.815728             27,649           0.00%        10.32%
    2003 ..................      0.50%      1,592      10.710738             17,051           0.00%        47.81%
    2002 ..................      0.50%        380       7.246417              2,754           0.00%       -27.54% 05/17/02
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004 ..................      0.50%      3,990       9.849929             39,301           0.36%         5.68%
    2003 ..................      0.50%      2,249       9.320451             20,962           0.11%        25.38%
    2002 ..................      0.50%        699       7.434055              5,196           0.22%       -25.66% 05/17/02
  Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004 ..................      0.50%     25,472      11.238793            286,275           1.81%        10.09%
    2003 ..................      0.50%     16,336      10.208856            166,772           1.44%        27.72%
    2002 ..................      0.50%      3,332       7.992928             26,632           1.35%       -20.07% 05/17/02
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    2004 ..................      0.50%      5,132      10.376070             53,250           1.73%         4.52%
    2003 ..................      0.50%      3,295       9.927159             32,710           1.53%        20.57%
    2002 ..................      0.50%        164       8.233834              1,350           1.24%       -17.66% 05/17/02
  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
    2004 ..................      0.50%      1,064      10.456482             11,126           1.31%         6.93%
    2003 ..................      0.50%        158       9.778643              1,545           0.84%        25.94%
    2002 ..................      0.50%        156       7.764556              1,211           0.62%       -22.35% 05/17/02
  Federated IS - Quality Bond Fund II - Primary Shares
    2004 ..................      0.50%        470      11.571642              5,439           3.57%         3.10%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                                  Investment
                              Expense                   Unit           Contract          Income         Total
                               Rate*      Units      Fair Value     Owner's Equity       Ratio**       Return***
                              -------    --------   ------------   ----------------   ------------    ----------
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
    2004 ..................      0.50%     23,168   $  11.599515   $        268,738           1.57%        10.97%
    2003 ..................      0.50%     21,529      10.452518            225,032           1.83%        29.68%
    2002 ..................      0.50%      5,392       8.060217             43,461           1.66%       -19.40% 05/17/02
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
    2004 ..................      0.50%     31,450      10.076692            316,912           0.27%         2.86%
    2003 ..................      0.50%     24,331       9.796254            238,353           0.28%        32.19%
    2002 ..................      0.50%      4,992       7.410943             36,995           0.25%       -25.89% 05/17/02
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
    2004 ..................      0.50%      3,456      14.171771             48,978           7.98%         9.05%
    2003 ..................      0.50%      1,539      12.996099             20,001           6.99%        26.63%
    2002 ..................      0.50%        997      10.263037             10,232          10.55%         2.63% 05/17/02
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
    2004 ..................      0.50%      2,660      12.260470             32,613           1.38%        13.07%
    2003 ..................      0.50%      1,312      10.843363             14,226           0.80%        42.65%
    2002 ..................      0.50%      1,074       7.601165              8,164           0.75%       -23.99% 05/17/02
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
    2004 ..................      0.50%      2,832      11.453999             32,438           3.01%         4.94%
    2003 ..................      0.50%      3,189      10.914503             34,806           3.96%        17.39%
    2002 ..................      0.50%         96       9.297886                893           4.69%        -7.02% 05/17/02
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
    2004 ..................      0.50%     29,162      12.655421            369,057           0.34%        14.90%
    2003 ..................      0.50%     19,100      11.014223            210,372           0.51%        27.82%
    2002 ..................      0.50%      7,479       8.616746             64,445           0.85%       -13.83% 05/17/02
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
    2004 ..................      0.50%      1,636      11.126627             18,203           0.52%         6.66%
    2003 ..................      0.50%      1,524      10.432199             15,899           0.54%        29.23%
    2002 ..................      0.50%        195       8.072893              1,574           1.03%       -19.27% 05/17/02
Gartmore GVIT Global Financial Services Fund - Class I
    2004 ..................      0.50%        200      14.316726              2,863           1.71%        20.39%
Gartmore GVIT Global Utilities Fund - Class I
    2004 ..................      0.50%        366      13.930721              5,099           1.72%        29.32%
Gartmore GVIT Government Bond Fund - Class I
    2004 ..................      0.50%     82,278      11.353249            934,123           5.45%         2.75%
    2003 ..................      0.50%     46,970      11.049702            519,005           3.10%         1.49%
    2002 ..................      0.50%      6,450      10.887298             70,223           4.41%         8.87% 05/17/02
Gartmore GVIT Growth Fund - Class I
    2004 ..................      0.50%    117,922      10.644736          1,255,249           0.33%         7.62%
    2003 ..................      0.50%     85,539       9.891285            846,091           0.02%        32.08%
    2002 ..................      0.50%     33,199       7.488988            248,627           0.00%       -25.11% 05/17/02
Gartmore GVIT ID Aggressive Fund - Class II
    2004 ..................      0.50%        250      12.345496              3,086           1.52%        13.46%
    2003 ..................      0.50%        213      10.881172              2,318           1.99%        31.21%
Gartmore GVIT ID Conservative Fund - Class II
    2004 ..................      0.50%      1,304      11.184449             14,585           2.54%         4.13%
    2003 ..................      0.50%         27      10.740821                290           2.40%         7.37%
Gartmore GVIT ID Moderate Fund - Class II
    2004 ..................      0.50%      4,848      11.844428             57,422           2.25%         8.99%
    2003 ..................      0.50%      4,440      10.867503             48,252           2.26%        19.45%
    2002 ..................      0.50%        233       9.097737              2,120           0.94%        -9.02% 01/25/02
Gartmore GVIT ID Moderately Aggressive Fund - Class II
    2004 ..................      0.50%      6,510      12.153407             79,119           1.92%        11.53%
    2003 ..................      0.50%      4,267      10.896621             46,496           1.38%        26.01%
    2002 ..................      0.50%      2,848       8.647264             24,627           2.03%       -13.53% 01/25/02
Gartmore GVIT ID Moderately Conservative Fund - Class II
    2004 ..................      0.50%     13,508      11.577210            156,385           2.23%         6.62%
    2003 ..................      0.50%     12,303      10.857930            133,585           2.14%        13.13%
Gartmore GVIT Money Market Fund - Class I
    2004 ..................      0.50%     33,506      10.089561            338,061           0.74%         0.31%
    2003 ..................      0.50%     71,507      10.058647            719,264           0.62%         0.12%
    2002 ..................      0.50%        157      10.046341              1,577           1.18%         0.46% 04/30/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                                  Investment
                              Expense                   Unit           Contract          Income         Total
                               Rate*      Units      Fair Value     Owner's Equity       Ratio**       Return***
                              -------    --------   ------------   ----------------   ------------    ----------
Gartmore GVIT Nationwide/(R)/ Fund: Class I
    2004 ..................      0.50%    465,558   $  11.072612   $      5,154,943           1.28%         9.20%
    2003 ..................      0.50%    235,762      10.139392          2,390,483           0.56%        26.88%
    2002 ..................      0.50%     60,454       7.991527            483,120           0.86%       -20.08% 05/17/02
Gartmore GVIT Small Cap Value Fund - Class I
    2004 ..................      0.50%     14,432      13.012899            187,802           0.00%        16.71%
    2003 ..................      0.50%      6,152      11.149440             68,591           0.00%        56.07%
    2002 ..................      0.50%      1,806       7.143752             12,902           0.01%       -28.56% 05/17/02
Gartmore GVIT Small Company Fund - Class I
    2004 ..................      0.50%      7,576      13.097164             99,224           0.00%        18.43%
    2003 ..................      0.50%      4,810      11.059113             53,194           0.00%        40.31%
    2002 ..................      0.50%      1,659       7.881904             13,076           0.00%       -21.18% 05/17/02
Gartmore GVIT U.S. Growth Leaders Fund - Class I
    2004 ..................      0.50%        268      13.545804              3,630           0.00%        11.85%
Neuberger Berman AMT - Balanced Portfolio
    2004 ..................      0.50%     32,438      10.778117            349,621           1.21%         8.76%
    2003 ..................      0.50%     23,124       9.909549            229,148           1.74%        15.70%
    2002 ..................      0.50%     10,857       8.565024             92,990           2.58%       -14.35%  05/17/02
Neuberger Berman AMT - Growth Portfolio
    2004 ..................      0.50%      4,558      11.144612             50,797           0.00%        16.02%
    2003 ..................      0.50%      3,515       9.605663             33,764           0.00%        30.75%
    2002 ..................      0.50%        576       7.346840              4,232           0.00%       -26.53% 05/17/02
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
    2004 ..................      0.50%      1,342      11.214394             15,050           0.13%        15.24%
    2003 ..................      0.50%        728       9.731601              7,085           0.92%        31.10%
Neuberger Berman AMT - Limited Maturity Bond Portfolio
    2004 ..................      0.50%        190      10.620341              2,018           3.01%         0.28%
    2003 ..................      0.50%        375      10.591044              3,972           5.58%         1.91%
Neuberger Berman AMT - Partners Portfolio
    2004 ..................      0.50%      6,038      11.881265             71,739           0.01%        18.38%
    2003 ..................      0.50%      3,798      10.036378             38,118           0.00%        34.41%
    2002 ..................      0.50%      1,967       7.466718             14,687           0.52%       -25.33%  05/17/02
Oppenheimer Bond Fund/VA - Initial Class
    2004 ..................      0.50%      1,226      12.207757             14,967           4.19%         4.97%
    2003 ..................      0.50%         75      11.630170                872           4.31%         6.25%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
    2004 ..................      0.50%     12,852      10.788510            138,654           0.31%         6.40%
    2003 ..................      0.50%      8,160      10.139293             82,737           0.39%        30.29%
    2002 ..................      0.50%      1,173       7.782041              9,128           0.58%       -22.18% 05/17/02
Oppenheimer Global Securities Fund/VA - Initial Class
    2004 ..................      0.50%      6,732      12.916408             86,953           1.27%        18.57%
    2003 ..................      0.50%      6,440      10.893590             70,155           0.92%        42.31%
    2002 ..................      0.50%      3,218       7.654958             24,634           0.55%       -23.45% 05/17/02
Oppenheimer Multiple Strategies Fund/VA - Initial Class
    2004 ..................      0.50%      2,860      12.281369             35,125           1.10%         9.55%
    2003 ..................      0.50%      3,522      11.210526             39,483           2.90%        24.33%
    2002 ..................      0.50%        697       9.016437              6,284           2.72%        -9.84% 05/17/02
Strong Opportunity Fund II, Inc.
    2004 ..................      0.50%      5,256      11.838611             62,224           0.00%        17.63%
    2003 ..................      0.50%      3,295      10.064203             33,162           0.08%        36.32%
    2002 ..................      0.50%      1,400       7.382594             10,336           0.40%       -26.17% 05/17/02
Strong VIF - Strong Discovery Fund II
    2004 ..................      0.50%        720      13.525765              9,739           0.00%        15.14%
    2003 ..................      0.50%        174      11.747071              2,044           0.00%        38.73%
Van Eck WIT - Worldwide Bond Fund
    2004 ..................      0.50%        918      14.992849             13,763           8.87%         8.61%
    2003 ..................      0.50%        226      13.804736              3,120           1.36%        17.57%
Van Eck WIT - Worldwide Emerging Markets Fund
    2004 ..................      0.50%      1,366      15.728859             21,486           0.53%        25.26%
    2003 ..................      0.50%      1,299      12.556652             16,311           0.12%        53.42%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                                  Investment
                              Expense                   Unit           Contract          Income         Total
                               Rate*      Units      Fair Value     Owner's Equity       Ratio**       Return***
                              -------    --------   ------------   ----------------   ------------    ----------
Van Eck WIT - Worldwide Hard Assets Fund
    2004 ..................      0.50%        344   $  15.086314   $          5,190           0.29%        23.61%
    2003 ..................      0.50%         25      12.229510                306           0.43%        44.36%
    2002 ..................      0.50%         26       8.471807                220           0.46%       -15.28% 05/17/02
Van Kampen UIF - Emerging Markets Debt Portfolio
    2004 ..................      0.50%        594      14.246711              8,463           6.91%         9.51%
    2003 ..................      0.50%         80      13.009128              1,041           0.00%        27.23%
    2002 ..................      0.50%        257      10.225121              2,628          11.10%         2.25% 05/17/02
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004 ..................      0.50%      3,420      17.171667             58,727           1.52%        35.71%
    2003 ..................      0.50%      2,193      12.652748             27,747           0.00%        36.83%
    2002 ..................      0.50%        255       9.247313              2,358           3.66%        -7.53% 05/17/02
Flexible Premium Policies-Years 1-9 American Century VP - Balanced Fund - Class I
    2004 ..................      0.80%      8,452      22.572554            190,783           1.64%         8.90%
    2003 ..................      0.80%     10,678      20.727117            221,324           2.73%        18.51%
    2002 ..................      0.80%     15,231      17.490037            266,391           2.73%       -10.28%
    2001 ..................      0.80%     17,814      19.493759            347,262           2.81%        -4.31%
    2000 ..................      0.80%     18,681      20.372425            380,577           0.26%        -3.42%
American Century VP - Capital Appreciation Fund - Class I
    2004 ..................      0.80%      3,522      17.935168             63,168           0.00%         6.73%
    2003 ..................      0.80%      3,903      16.804738             65,589           0.00%        19.51%
    2002 ..................      0.80%      5,072      14.060797             71,316           0.00%       -21.83%
    2001 ..................      0.80%      5,594      17.987270            100,621           0.00%       -28.64%
    2000 ....................    0.80%      7,836      25.207415            197,525           0.00%         8.17%
American Century VP - Income & Growth Fund - Class I
    2004 ..................      0.80%      2,024      11.796249             23,876           1.41%        12.09%
    2003 ..................      0.80%      2,364      10.523680             24,878           1.29%        28.32%
    2002 ..................      0.80%      3,580       8.200926             29,359           1.07%       -20.01%
    2001 ..................      0.80%      4,332      10.252927             44,416           0.85%        -9.09%
    2000 ..................      0.80%      4,738      11.277817             53,434           0.39%       -11.32%
American Century VP - International Fund - Class I
    2004 ..................      0.80%      2,276      17.302961             39,382           0.53%        14.01%
    2003 ..................      0.80%      2,139      15.176915             32,463           0.75%        23.52%
    2002 ..................      0.80%      4,448      12.287143             54,653           0.76%       -21.01%
    2001 ..................      0.80%      4,105      15.554724             63,852           0.08%       -29.74%
    2000 ..................      0.80%      4,243      22.139513             93,938           0.10%       -17.49%
American Century VP - Ultra/(R)/ Fund - Class I
    2004 ....................    0.80%        322      10.877021              3,502           0.00%         9.79%
    2003 ....................    0.80%         13       9.906750                129           0.00%        23.90%
    2002 ....................    0.80%         14       7.995504                112           0.00%       -20.04% 05/01/02
American Century VP - Value Fund - Class I
    2004 ..................      0.80%      2,422      21.408869             51,852           0.96%        13.42%
    2003 ..................      0.80%      3,696      18.875362             69,763           1.06%        27.93%
    2002 ..................      0.80%      7,039      14.754246            103,855           0.79%       -13.32%
    2001 ..................      0.80%      6,084      17.020923            103,555           1.20%        11.92%
    2000 ..................      0.80%        714      15.208380             10,859           1.07%        17.21%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004 ..................      0.80%        550      12.487641              6,868           0.00%        17.05%
    2003 ..................      0.80%        696      10.668685              7,425           0.00%        46.48%
    2002 ..................      0.80%      1,324       7.283277              9,643           0.00%       -34.68%
    2001 ..................      0.80%      1,134      11.150533             12,645           0.00%       -29.21%
    2000 ..................      0.80%      1,057      15.751152             16,649           0.00%       -19.58%
Credit Suisse Trust - International Focus Portfolio
    2004 ..................      0.80%        922      12.174019             11,224           1.05%        13.83%
    2003 ..................      0.80%      1,333      10.695076             14,257           0.51%        32.03%
    2002 ..................      0.80%      2,131       8.100409             17,262           0.00%       -20.54%
    2001 ..................      0.80%      2,925      10.194751             29,820           0.00%       -22.90%
    2000 ..................      0.80%      2,618      13.222451             34,616           0.50%       -26.48%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             CONTRACT                                                  INVESTMENT
                              EXPENSE                   UNIT           CONTRACT          INCOME         TOTAL
                               RATE*      UNITS      FAIR VALUE     OWNER'S EQUITY       RATIO**       RETURN***
                              -------    --------   ------------   ----------------   ------------    ----------
Credit Suisse Trust - Small Cap Growth Portfolio
    2004 ..................      0.80%      3,024   $  18.844567   $         56,986           0.00%         9.99%
    2003 ..................      0.80%      2,559      17.133573             43,845           0.00%        47.37%
    2002 ..................      0.80%      4,648      11.626571             54,040           0.00%       -34.22%
    2001 ..................      0.80%      4,749      17.675000             83,939           0.00%       -16.68%
    2000 ..................      0.80%      5,111      21.214019            108,425           0.00%       -18.76%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004 ..................      0.80%        450      12.616946              5,678           0.74%        20.91%
    2003 ..................      0.80%        239      10.434661              2,494           0.24%        36.68%
    2002 ..................      0.80%        145       7.634206              1,107           0.36%        -23.66% 05/01/02
Dreyfus Socially Responsible Growth Fund, Inc., The
    2004 ..................      0.80%      3,900      23.001657             89,706           0.36%         5.36%
    2003 ..................      0.80%      5,564      21.830604            121,465           0.11%        25.00%
    2002 ..................      0.80%      7,194      17.464486            125,640           0.22%       -29.51%
    2001 ..................      0.80%      7,729      24.776659            191,499           0.06%       -23.20%
    2000 ..................      0.80%      9,490      32.259560            306,143           1.03%       -11.74%
Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004 ..................      0.80%      8,806      28.366357            249,794           1.81%         9.76%
    2003 ..................      0.80%     12,279      25.844217            317,341           1.44%        27.34%
    2002 ..................      0.80%     21,143      20.295193            429,101           1.35%       -22.98%
    2001 ..................      0.80%     21,028      26.351146            554,112           1.06%       -12.88%
    2000 ..................      0.80%     20,846      30.248565            630,562           1.05%       -10.00%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
    2004 ..................      0.80%      3,392      13.390880             45,422           1.73%         4.21%
    2003 ..................      0.80%      4,512      12.850022             57,979           1.53%        20.20%
    2002 ..................      0.80%      5,479      10.690124             58,571           1.24%       -17.38%
    2001 ..................      0.80%      4,603      12.938645             59,557           1.00%       -10.04%
    2000 ..................      0.80%      3,505      14.382034             50,409           0.23%        -1.44%
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
    2004 ..................      0.80%      2,022      13.093387             26,475           1.31%         6.61%
    2003 ..................      0.80%      2,300      12.281397             28,247           0.84%        25.56%
    2002 ..................      0.80%      2,251       9.781078             22,017           0.62%       -25.92%
    2001 ..................      0.80%      2,282      13.204070             30,132           0.53%        -6.60%
    2000 ..................      0.80%      1,094      14.137245             15,466           0.70%        -4.54%
Federated IS - Quality Bond Fund II - Primary Shares
    2004 ..................      0.80%        282      11.445157              3,228           3.57%         2.79%
    2003 ..................      0.80%        694      11.134037              7,727           3.27%         3.81%
    2002 ..................      0.80%        365      10.725195              3,915           0.00%         7.25% 05/01/02
Fidelity/(R)/  VIP - Equity-Income Portfolio - Initial Class
    2004 ..................      0.80%      3,256      44.687399            145,502           1.57%        10.64%
    2003 ..................      0.80%      4,262      40.389521            172,140           1.83%        29.29%
    2002 ..................      0.80%      9,056      31.238892            282,899           1.66%       -17.61%
    2001 ..................      0.80%      9,677      37.915521            366,908           1.73%        -5.72%
    2000 ..................      0.80%     10,090      40.214814            405,767           1.62%         7.56%
Fidelity/(R)/  VIP - Growth Portfolio - Initial Class
    2004 ..................      0.80%      9,360      37.792486            353,738           0.27%         2.55%
    2003 ..................      0.80%     13,346      36.851094            491,815           0.28%        31.79%
    2002 ..................      0.80%     22,402      27.961807            626,400           0.25%       -30.66%
    2001 ..................      0.80%     25,393      40.327380          1,024,033           0.08%       -18.31%
    2000 ..................      0.80%     30,430      49.366480          1,502,222           0.10%       -11.69%
Fidelity/(R)/  VIP - High Income Portfolio - Initial Class
    2004 ..................      0.80%        806      26.597360             21,437           7.98%         8.72%
    2003 ..................      0.80%      1,833      24.464133             44,843           6.99%        26.25%
    2002 ..................      0.80%      2,075      19.377316             40,208          10.55%         2.62%
    2001 ..................      0.80%      2,732      18.882734             51,588          13.03%       -12.44%
    2000 ..................      0.80%      2,747      21.565326             59,240           8.22%       -23.09%
Fidelity/(R)/  VIP - Overseas Portfolio - Initial Class
    2004 ..................      0.80%        870      21.357697             18,581           1.38%        12.73%
    2003 ..................      0.80%      2,359      18.945840             44,693           0.80%        42.23%
    2002 ..................      0.80%      2,204      13.320811             29,359           0.75%       -20.92%
    2001 ..................      0.80%      2,382      16.843777             40,122           5.04%       -21.80%
    2000 ..................      0.80%      2,074      21.539183             44,672           1.43%       -19.75%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                                  Investment
                              Expense                   Unit           Contract          Income         Total
                               Rate*      Units      Fair Value     Owner's Equity       Ratio**       Return***
                              -------    --------   ------------   ----------------   ------------    ----------
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
    2004 ..................      0.80%        216   $  27.502617   $          5,941           3.01%         4.63%
    2003 ..................      0.80%        218      26.285930              5,730           3.96%        17.04%
    2002 ..................      0.80%      1,923      22.459775             43,190           4.69%        -9.46%
    2001 ..................      0.80%      3,216      24.805237             79,774           4.18%        -4.86%
    2000 ..................      0.80%      3,341      26.071970             87,106           3.34%        -4.69%
Fidelity/(R)/ VIP II - Contrafund/(R)/  Portfolio - Initial Class
    2004 ..................      0.80%      9,646      27.679601            266,997           0.34%        14.56%
    2003 ..................      0.80%     13,582      24.162368            328,173           0.51%        27.44%
    2002 ..................      0.80%     27,430      18.959642            520,063           0.85%       -10.07%
    2001 ..................      0.80%     31,348      21.083066            660,912           0.77%       -12.95%
    2000 ..................      0.80%     31,245      24.218904            756,720           0.34%        -7.36%
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
    2004 ..................      0.80%        860      10.396153              8,941           0.52%         6.34%
    2003 ..................      0.80%        835       9.776597              8,163           0.54%        28.84%
    2002 ..................      0.80%        968       7.588268              7,345           1.03%       -22.47%
    2001 ..................      0.80%      1,098       9.787292             10,746           0.42%       -15.11%
    2000 ..................      0.80%      1,487      11.528985             17,144           1.05%       -17.72%
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
    2004 ..................      0.80%        716      13.221316              9,466           0.00%        13.08%
    2003 ..................      0.80%         94      11.692079              1,099           0.00%        56.53%
Gartmore GVIT Global Financial Services Fund - Class I
    2004 ..................      0.80%        312      14.514755              4,529           1.71%        20.03%
    2003 ..................      0.80%         64      12.092670                774           1.23%        40.33%
Gartmore GVIT Global Health Sciences Fund - Class I
    2004 ..................      0.80%        348      12.036757              4,189           0.00%         7.00%
    2003 ..................      0.80%        353      11.249287              3,971           0.00%        35.61%
    2002 ..................      0.80%        260       8.295539              2,157           0.00%       -17.04% 05/01/02
Gartmore GVIT Global Utilities Fund - Class I
    2004 ..................      0.80%        392      13.704848              5,372           1.72%        28.93%
Gartmore GVIT Government Bond Fund - Class I
    2004 ..................      0.80%     32,080      23.746180            761,777           5.45%         2.44%
    2003 ..................      0.80%     55,240      23.180734          1,280,504           3.10%         1.19%
    2002 ..................      0.80%     81,185      22.908666          1,859,840           4.41%        10.10%
    2001 ..................      0.80%     90,403      20.807253          1,881,038           5.04%         6.40%
    2000 ..................      0.80%     84,317      19.556523          1,648,947           5.72%        11.65%
Gartmore GVIT Growth Fund - Class I
    2004 ..................      0.80%    125,268      17.006258          2,130,340           0.33%         7.30%
    2003 ..................      0.80%    152,521      15.849998          2,417,458           0.02%        31.68%
    2002 ..................      0.80%    192,691      12.036520          2,319,329           0.00%       -29.29%
    2001 ..................      0.80%    205,499      17.022307          3,498,067           0.00%       -28.71%
    2000 ..................      0.80%    209,596      23.877962          5,004,725           0.19%       -27.12%
Gartmore GVIT ID Aggressive Fund - Class II
    2004 ..................      0.80%        974      12.237400             11,919           1.52%        13.12%
    2003 ..................      0.80%      1,157      10.818285             12,517           1.99%        30.82%
    2002 ..................      0.80%        379       8.269753              3,134           1.40%       -17.30% 01/25/02
Gartmore GVIT ID Conservative Fund - Class II
    2004 ..................      0.80%         72      11.086539                798           2.54%         3.82%
    2003 ..................      0.80%        125      10.678769              1,335           2.40%         7.05%
    2002 ..................      0.80%         13       9.975795                130           1.56%        -0.24%
Gartmore GVIT ID Moderate Fund - Class II
    2004 ..................      0.80%      8,414      11.740731             98,787           2.25%         8.66%
    2003 ..................      0.80%      3,903      10.804715             42,171           2.26%        19.10%
    2002 ..................      0.80%        497       9.072331              4,509           0.94%        -9.28%
Gartmore GVIT ID Moderately Aggressive Fund - Class II
    2004 ..................      0.80%      7,370      12.046998             88,786           1.92%        11.20%
    2003 ..................      0.80%      4,499      10.833658             48,741           1.38%        25.64%
    2002 ..................      0.80%      2,363       8.623105             20,376           2.03%       -13.77%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                   Unit           Contract          Income         Total
                               Rate*      Units      Fair Value     Owner's Equity       Ratio**       Return***
                              -------    --------   ------------   ----------------   ------------    ----------
Gartmore GVIT ID Moderately Conservative Fund - Class II
    2004 ..................      0.80%      2,300   $  11.475860   $         26,394           2.23%         6.31%
    2003 ..................      0.80%      2,266      10.795210             24,462           2.14%        12.79%
    2002 ..................      0.80%     14,546       9.570814            139,217           1.34%        -4.29%
Gartmore GVIT Money Market Fund - Class I
    2004 ..................      0.80%      6,182      15.008890             92,785           0.74%         0.00%
    2003 ..................      0.80%     10,547      15.008153            158,291           0.62%        -0.18%
    2002 ..................      0.80%     52,449      15.035122            788,577           1.18%         0.40%
    2001 ..................      0.80%     53,446      14.974957            800,352           3.66%         2.77%
    2000 ..................      0.80%     44,405      14.571330            647,040           5.65%         5.18%
Gartmore GVIT Nationwide/(R)/ Fund: Class I
    2004 ..................      0.80%    195,786      33.651239          6,588,441           1.28%         8.88%
    2003 ..................      0.80%    297,949      30.907637          9,208,900           0.56%        26.50%
    2002 ..................      0.80%    376,413      24.433418          9,197,056           0.86%       -18.01%
    2001 ..................      0.80%    418,936      29.801440         12,484,896           0.74%       -12.53%
    2000 ..................      0.80%    447,240      34.069071         15,237,051           0.62%        -2.90%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
    2004 ..................      0.80%        502      12.323917              6,187           0.56%        17.85%
    2003 ..................      0.80%        773      10.457551              8,084           0.02%        24.39%
    2002 ..................      0.80%         48       8.407288                404           1.47%       -15.93% 05/01/02
Gartmore GVIT Small Cap Value Fund - Class I
    2004 ..................      0.80%      5,928      19.932939            118,162           0.00%        16.36%
    2003 ..................      0.80%     10,212      17.129814            174,930           0.00%        55.61%
    2002 ..................      0.80%     14,458      11.008455            159,160           0.01%       -27.74%
    2001 ..................      0.80%     13,864      15.235359            211,223           0.04%        27.25%
    2000 ..................      0.80%      6,867      11.972833             82,217           0.00%        10.32%
Gartmore GVIT Small Company Fund - Class I
    2004 ..................      0.80%      5,250      31.412204            164,914           0.00%        18.07%
    2003 ..................      0.80%      6,974      26.603797            185,535           0.00%        39.89%
    2002 ..................      0.80%      9,011      19.017572            171,367           0.00%       -17.99%
    2001 ..................      0.80%      9,305      23.188796            215,772           0.10%        -7.45%
    2000 ..................      0.80%      9,383      25.056031            235,101           0.03%         8.03%
Gartmore GVIT U.S. Growth Leaders Fund - Class I
    2004 ..................      0.80%         78      13.771155              1,074           0.00%        11.51%
    2003 ..................      0.80%        214      12.349314              2,643           0.00%        50.93%
    2002 ..................      0.80%        139       8.182356              1,137           0.00%       -18.18%  05/01/02
Neuberger Berman AMT - Balanced Portfolio
    2004 ..................      0.80%     24,122      21.946189            529,386           1.21%         8.44%
    2003 ..................      0.80%     31,923      20.238242            646,065           1.74%        15.35%
    2002 ..................      0.80%     42,845      17.544840            751,709           2.58%       -17.81%
    2001 ..................      0.80%     51,942      21.347054          1,108,809           1.79%       -14.05%
    2000 ..................      0.80%     55,909      24.837871          1,388,661           1.93%        -5.31%
Neuberger Berman AMT - Growth Portfolio
    2004 ..................      0.80%      3,674      23.576070             86,618           0.00%        15.67%
    2003 ..................      0.80%      5,096      20.381526            103,864           0.00%        30.35%
    2002 ..................      0.80%      7,108      15.635481            111,137           0.00%       -31.71%
    2001 ..................      0.80%      7,625      22.896752            174,588           0.00%       -30.92%
    2000 ..................      0.80%      8,236      33.145055            272,983           0.00%       -12.36%
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
    2004 ..................      0.80%      1,642      11.406874             18,730           0.13%        14.89%
    2003 ..................      0.80%      2,356       9.928356             23,391           0.92%        30.71%
    2002 ..................      0.80%      2,908       7.595581             22,088           0.74%       -27.04%
    2001 ..................      0.80%      3,152      10.409898             32,812           0.31%        -2.30%
    2000 ..................      0.80%      1,182      10.654639             12,594           1.19%         0.33%
Neuberger Berman AMT - Limited Maturity Bond Portfolio
    2004 ..................      0.80%        468      18.154314              8,496           3.01%        -0.02%
    2003 ..................      0.80%        563      18.158640             10,223           5.58%         1.61%
    2002 ..................      0.80%        297      17.871272              5,308           4.08%         4.50%
    2001 ..................      0.80%        200      17.101800              3,420           6.57%         7.91%
    2000 ..................      0.80%        209      15.848178              3,312           7.89%         5.94%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                                  Investment
                              Expense                   Unit           Contract          Income         Total
                               Rate*      Units      Fair Value     Owner's Equity       Ratio**       Return***
                              -------    --------   ------------   ----------------   ------------    ----------
Neuberger Berman AMT - Partners Portfolio
    2004 ..................      0.80%      1,460   $  28.709463   $         41,916           0.01%        18.03%
    2003 ..................      0.80%      2,340      24.324378             56,919           0.00%        34.01%
    2002 ..................      0.80%      3,850      18.150798             69,881           0.52%       -24.75%
    2001 ..................      0.80%      4,637      24.119941            111,844           0.37%        -3.61%
    2000 ..................      0.80%      4,486      25.022294            112,250           0.74%        -0.10%
Oppenheimer Bond Fund/VA - Initial Class
    2004 ..................      0.80%        752      23.877339             17,956           4.19%         4.65%
    2003 ..................      0.80%      1,357      22.815950             30,961           4.31%         5.93%
    2002 ..................      0.80%        556      21.538984             11,976           4.55%         8.21%
    2001 ..................      0.80%        582      19.904727             11,585           7.31%         6.92%
    2000 ..................      0.80%        563      18.615856             10,481           5.22%         5.26%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
    2004 ..................      0.80%      7,844      15.508004            121,645           0.31%         6.08%
    2003 ..................      0.80%     11,674      14.618573            170,657           0.39%        29.90%
    2002 ..................      0.80%     20,110      11.253616            226,310           0.58%       -27.44%
    2001 ..................      0.80%     20,403      15.509895            316,448           0.60%       -13.28%
    2000 ..................      0.80%     18,201      17.884539            325,516           0.10%        -1.02%
Oppenheimer Global Securities Fund/VA - Initial Class
    2004 ..................      0.80%      2,272      34.359210             78,064           1.27%        18.21%
    2003 ..................      0.80%      2,872      29.065271             83,475           0.92%        41.88%
    2002 ..................      0.80%      6,403      20.485514            131,169           0.55%       -22.76%
    2001 ..................      0.80%      7,188      26.520512            190,629           0.70%       -12.74%
    2000 ..................      0.80%      7,110      30.393395            216,097           0.29%         4.26%
Oppenheimer Multiple Strategies Fund/VA - Initial Class
    2004 ..................      0.80%        448      32.435047             14,531           1.10%         9.22%
    2003 ..................      0.80%        255      29.695890              7,572           2.90%        23.96%
    2002 ..................      0.80%      1,700      23.955594             40,725           2.72%       -11.12%
    2001 ..................      0.80%      1,227      26.951432             33,069           3.00%         1.40%
    2000 ..................      0.80%      1,909      26.579650             50,741           1.69%         5.59%
Strong Opportunity Fund II, Inc.
    2004 ..................      0.80%      2,004      47.318990             94,827           0.00%        17.28%
    2003 ..................      0.80%      2,775      40.347502            111,964           0.08%        35.92%
    2002 ..................      0.80%      3,566      29.685674            105,859           0.40%       -27.40%
    2001 ..................      0.80%      3,893      40.890795            159,188           0.58%        -4.48%
    2000 ..................      0.80%      4,133      42.709091            176,517           0.00%         5.51%
Strong VIF - Strong Discovery Fund II
    2004 ..................      0.80%        950      30.000581             28,501           0.00%        14.80%
    2003 ..................      0.80%      1,063      26.133664             27,780           0.00%        38.32%
    2002 ..................      0.80%      1,629      18.893884             30,778           0.00%       -12.72%
    2001 ..................      0.80%      1,571      21.646818             34,007           0.62%         3.25%
    2000 ..................      0.80%      1,659      20.965624             34,782           0.00%         3.57%
Strong VIF - Strong International Stock Fund II
    2002 ..................      0.80%      2,043       5.696130             11,637           3.13%       -27.13%
    2001 ..................      0.80%      1,746       7.816872             13,648           0.00%       -22.76%
    2000 ..................      0.80%      1,619      10.120684             16,385           0.00%       -40.00%
Van Eck WIT - Worldwide Bond Fund
    2004 ..................      0.80%        104      20.409871              2,123           8.87%         8.28%
    2003 ..................      0.80%        729      18.848928             13,741           1.36%        17.22%
    2002 ..................      0.80%      1,163      16.079714             18,701           0.00%        20.69%
    2001 ..................      0.80%         96      13.323421              1,279           4.94%        -5.86%
    2000 ..................      0.80%        127      14.152095              1,797           4.59%         1.06%
Van Eck WIT - Worldwide Emerging Markets Fund
    2004 ..................      0.80%      3,886      11.861162             46,092           0.53%        24.89%
    2003 ..................      0.80%      3,720       9.497431             35,330           0.12%        52.96%
    2002 ..................      0.80%      5,445       6.209058             33,808           0.18%        -3.68%
    2001 ..................      0.80%      5,131       6.445985             33,074           0.00%        -2.60%
    2000 ..................      0.80%      4,564       6.617911             30,204           0.00%       -42.33%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                                  Investment
                              Expense                   Unit           Contract          Income         Total
                               Rate*      Units      Fair Value     Owner's Equity       Ratio**       Return***
                              -------    --------   ------------   ----------------   ------------    ----------
Van Eck WIT - Worldwide Hard Assets Fund
    2004 ..................      0.80%        294   $  24.559745   $          7,221           0.29%        23.24%
    2003 ..................      0.80%        560      19.968787             11,183           0.43%        43.92%
    2002 ..................      0.80%        554      13.874595              7,687           0.46%        -3.61%
    2001 ..................      0.80%        204      14.394005              2,936           1.33%       -11.16%
    2000 ..................      0.80%        291      16.202633              4,715           1.20%        10.52%
Van Kampen UIF - Emerging Markets Debt Portfolio
    2004 ..................      0.80%      1,044      16.240956             16,956           6.91%         9.19%
    2003 ..................      0.80%      1,482      14.874690             22,044           0.00%        26.85%
    2002 ..................      0.80%      1,397      11.726545             16,382          11.10%         8.35%
    2001 ..................      0.80%        375      10.822665              4,058          14.44%         9.22%
    2000 ..................      0.80%         88       9.909218                872          11.18%        10.50%
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004 ..................      0.80%      2,290      38.319214             87,751           1.52%        35.31%
    2003 ..................      0.80%      2,356      28.319843             66,722           0.00%        36.42%
    2002 ..................      0.80%      4,072      20.759770             84,534           3.66%        -1.58%
    2001 ..................      0.80%      3,039      21.092541             64,100           4.46%         8.96%
    2000 ..................      0.80%      2,197      19.357784             42,529           6.65%         4.08%
                                                                   ----------------

2004............................................................   $     24,194,816
                                                                   ================
2003............................................................   $     23,824,936
                                                                   ================
2002............................................................   $     20,451,328
                                                                   ================
2001............................................................   $     25,242,335
                                                                   ================
2000............................................................   $     30,326,991
                                                                   ================

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account-3:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRST STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220      U.S. POSTAGE
                                                                       PAID
                                                                     NATIONWIDE


Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company